COMMITMENTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other Commitments [Line Items]
Cash Discount (in percent)	3.5	3.5
Cash Discount	$ 17,500,000	$ 17,500,000
Representative Of The Underwriters
Other Commitments [Line Items]
Cash Discount (in percent)	2.25	2.25
Cash Discount	$ 11,250,000	$ 11,250,000
Moelis & Company LLC
Other Commitments [Line Items]
Cash Discount (in percent)	1.25	1.25
Cash Discount	$ 6,250,000	$ 6,250,000